Equity Incentive Plans and Stock-Based Compensation - Summary of Valuation Assumptions of Fair Value of Stock Options on Date of Grant (Detail) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Weighted average grant date fair value of common stock (per share)	$ 16.38	$ 7.55	$ 8.60	$ 7.46	$ 7.59	$ 6.88
Expected term (years)	6 years 1 month 2 days	6 years 6 months	6 years 4 months 13 days	6 years 5 months 23 days	6 years 5 months 23 days	6 years 5 months 23 days
Expected volatility, minimum	41.70%	34.50%	35.80%	34.30%	34.30%	33.40%
Expected volatility, maximum	44.00%	34.90%	44.00%	34.90%	36.10%	35.00%
Range of risk-free interest rate, minimum	0.30%	1.40%	0.30%	1.40%	1.40%	2.70%
Range of risk-free interest rate, maximum	0.40%	1.90%	1.80%	2.60%	2.60%	3.10%